Expense Example - AMG Managers Silvercrest Small Cap Fund	Feb. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 142
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	786
Expense Example, with Redemption, 10 Years	1,730
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,460
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	621
Expense Example, with Redemption, 10 Years	$ 1,380